Pay vs Performance Disclosure - USD ($)	1 Months Ended	3 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 20, 2025	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average	Average	Value of initial Fixed $100
			Summary	Compensation	investment Based on
	Summary	Compensation	Compensation	Actually		Peer
	Compensation	Actually	Table Total for	Paid to	Total	Group Total	Net	Operating
	Table Total for	Paid to	Non-PEO	Non-PEO	Shareholder	Shareholder	Income (in	Income (in
Year (a)	PEO(1) (b)	PEO(1)(2) (c)	NEOs(1) (d)	NEOs(1)(2) (e)	Return(3) (f)	Return(4) (g)	thousands) (h)	thousands) (i)
2025	$17,488,087	$23,157,403	$2,859,343	$7,303,275	$466.50	$408.22	$274,934	$411,468
2024	5,706,067	14,925,465	2,728,072	5,777,771	359.64	286.45	180,888	317,452
2023	7,004,628	8,471,612	3,415,598	4,008,600	155.60	184.08	126,145	253,073
2022	2,585,857	2,406,439	1,505,057	1,419,644	101.97	155.90	133,021	195,338
2021	3,446,638	3,072,011	1,815,042	1,312,950	110.16	168.84	115,739	170,151
[1]

Mr. Vadlamudi, Mr. King, and Mr. McCormick each served as our PEO for a portion of 2025. Mr. Kinch served as a non-PEO NEO for the full year of 2025. For each of 2025, 2024, 2023, 2022, and 2021 our non-PEO NEOs included Mr. Dodgen and Mr. Perisich. Mr. McCormick served as our PEO for the full year for each of 2024, 2023, 2022, and 2021. For each of 2023, 2022, and 2021, our non-PEO NEOs also included John F. Moreno Jr.

[2]

For each of 2025, 2024, 2023, 2022, and 2021, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflected the following adjustments to the values included in column (b) and column (d), respectively:

2025
Summary Compensation Table Total for PEO (column b)	$17,488,087
- Summary Compensation Table “Stock Awards” column value	$(4,779,893)
+ Year-end fair value of equity awards granted in the covered year that are outstanding and unvested at year-end	$3,593,729
+/- Year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested at year-end	$—
+ Vesting date fair value of equity awards granted and vested in the covered year	$141,682
+/- Year-over-year change as of the vesting date in fair value of equity awards granted in any prior years which vested during the covered fiscal year	$6,713,798
Compensation Actually Paid to PEO (column c)	$23,157,403

Average for Non-PEO NEOs

2025
Summary Compensation Table Average Total for NON-PEO NEOs (column d)	$2,859,343
- Summary Compensation Table “Stock Awards” column value	$(1,031,222)
+ Year-end fair value of equity awards granted in the covered year that are outstanding and unvested at year-end	$1,355,609
+/- Year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested at year-end	$3,032,620
+/- Year-over-year change as of the vesting date in fair value of equity awards granted in any prior years which vested during the covered fiscal year	$1,086,925
Average Compensation Actually Paid to NON-PEO NEOs (column e)	$7,303,275

Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in our Summary Compensation Table amounts.

[3]

Pursuant to SEC rules, total stockholder return (TSR) amounts reported assume an initial fixed investment of $100 and that all dividends were reinvested. The Company and peer group total stockholder return for 2021 represents the one-year return for January 1, 2021 to December 31, 2021; for 2022 the returns shown represents the two-year return from January 1, 2021 to December 31, 2023, for 2023 the returns shown represents the three-year return from January 1, 2021 to December 31, 2024; for 2024 the return shown represents the four-year return from January 1, 2024 to December 31, 2024; and for 2025 the return shown represents the five-year return from January 1, 2021 to December 31, 2025.

[4]

For purposes of this pay versus performance disclosure, our peer group consists of five companies which are: MasTec, Inc., MYR Group, Inc., Dycom Industries, Inc., Sterling Construction Company, Inc., and Granite Construction, Inc. This Peer Group is consistent with the peer group used in Item 5 of our 2025 Form 10-K.

Company Selected Measure Name				Operating Income
Named Executive Officers, Footnote
[1]

Mr. Vadlamudi, Mr. King, and Mr. McCormick each served as our PEO for a portion of 2025. Mr. Kinch served as a non-PEO NEO for the full year of 2025. For each of 2025, 2024, 2023, 2022, and 2021 our non-PEO NEOs included Mr. Dodgen and Mr. Perisich. Mr. McCormick served as our PEO for the full year for each of 2024, 2023, 2022, and 2021. For each of 2023, 2022, and 2021, our non-PEO NEOs also included John F. Moreno Jr.

Peer Group Issuers, Footnote
[3]

Pursuant to SEC rules, total stockholder return (TSR) amounts reported assume an initial fixed investment of $100 and that all dividends were reinvested. The Company and peer group total stockholder return for 2021 represents the one-year return for January 1, 2021 to December 31, 2021; for 2022 the returns shown represents the two-year return from January 1, 2021 to December 31, 2023, for 2023 the returns shown represents the three-year return from January 1, 2021 to December 31, 2024; for 2024 the return shown represents the four-year return from January 1, 2024 to December 31, 2024; and for 2025 the return shown represents the five-year return from January 1, 2021 to December 31, 2025.

[4]

For purposes of this pay versus performance disclosure, our peer group consists of five companies which are: MasTec, Inc., MYR Group, Inc., Dycom Industries, Inc., Sterling Construction Company, Inc., and Granite Construction, Inc. This Peer Group is consistent with the peer group used in Item 5 of our 2025 Form 10-K.

PEO Total Compensation Amount				$ 17,488,087	$ 5,706,067	$ 7,004,628	$ 2,585,857	$ 3,446,638
PEO Actually Paid Compensation Amount				$ 23,157,403	14,925,465	8,471,612	2,406,439	3,072,011
Adjustment To PEO Compensation, Footnote
[2]

For each of 2025, 2024, 2023, 2022, and 2021, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflected the following adjustments to the values included in column (b) and column (d), respectively:

2025
Summary Compensation Table Total for PEO (column b)	$17,488,087
- Summary Compensation Table “Stock Awards” column value	$(4,779,893)
+ Year-end fair value of equity awards granted in the covered year that are outstanding and unvested at year-end	$3,593,729
+/- Year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested at year-end	$—
+ Vesting date fair value of equity awards granted and vested in the covered year	$141,682
+/- Year-over-year change as of the vesting date in fair value of equity awards granted in any prior years which vested during the covered fiscal year	$6,713,798
Compensation Actually Paid to PEO (column c)	$23,157,403

Non-PEO NEO Average Total Compensation Amount				$ 2,859,343	2,728,072	3,415,598	1,505,057	1,815,042
Non-PEO NEO Average Compensation Actually Paid Amount				$ 7,303,275	5,777,771	4,008,600	1,419,644	1,312,950
Adjustment to Non-PEO NEO Compensation Footnote
[2]

For each of 2025, 2024, 2023, 2022, and 2021, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflected the following adjustments to the values included in column (b) and column (d), respectively:

Average for Non-PEO NEOs

2025
Summary Compensation Table Average Total for NON-PEO NEOs (column d)	$2,859,343
- Summary Compensation Table “Stock Awards” column value	$(1,031,222)
+ Year-end fair value of equity awards granted in the covered year that are outstanding and unvested at year-end	$1,355,609
+/- Year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested at year-end	$3,032,620
+/- Year-over-year change as of the vesting date in fair value of equity awards granted in any prior years which vested during the covered fiscal year	$1,086,925
Average Compensation Actually Paid to NON-PEO NEOs (column e)	$7,303,275

Compensation Actually Paid vs. Total Shareholder Return				Relationship Between Compensation Actually Paid and Total Shareholder Return
Compensation Actually Paid vs. Net Income				Relationship Between Compensation Actually Paid and (i) Net Income and (ii) Operating Income
Compensation Actually Paid vs. Company Selected Measure				Relationship Between Compensation Actually Paid and (i) Net Income and (ii) Operating Income
Total Shareholder Return Vs Peer Group				Relationship Between Compensation Actually Paid and Total Shareholder Return
Tabular List, Table

The following table lists the financial and non-financial performance measures that we believe represent the most important performance measures used to link compensation actually paid to our PEO and non-PEO NEOs for 2025 to our performance:

Net Income
Operating Income
Adjusted EBITDA
New Business Generated
Total Recordable Incident Rate

Total Shareholder Return Amount				$ 466.5	359.64	155.6	101.97	110.16
Peer Group Total Shareholder Return Amount				408.22	286.45	184.08	155.9	168.84
Net Income (Loss)				$ 274,934,000	$ 180,888,000	$ 126,145,000	$ 133,021,000	$ 115,739,000
Company Selected Measure Amount				411,468,000	317,452,000	253,073,000	195,338,000	170,151,000
PEO Name	Mr. Vadlamudi	Mr. McCormick	Mr. King
Measure:: 1
Pay vs Performance Disclosure
Name				Net Income
Measure:: 2
Pay vs Performance Disclosure
Name				Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name				Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name				New Business Generated
Measure:: 5
Pay vs Performance Disclosure
Name				Total Recordable Incident Rate
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (4,779,893)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,593,729
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				141,682
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				6,713,798
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,031,222)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,355,609
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,032,620
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 1,086,925